Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cost
Balance at beginning	$ 7,657,621	$ 907,304
Acquisitions through business combinations		3,471,614
Additions	1,792,841	3,082,880
Exchange differences	(433,045)	(53,480)
Balance at ending	9,017,417	7,408,318
Transfer
Accumulated amortization
Balance at beginning	1,864,478	742,988
Acquisitions through business combinations		285,433
Amortization charged for the period	535,568	172,568
Exchange differences	(337,096)	(41,944)
Balance at ending	2,062,950	1,159,045
Net book value
Net book value	6,954,467	6,249,273
Computer software [member]
Cost
Balance at beginning	887,745	907,304
Acquisitions through business combinations
Additions		1,761
Exchange differences	(17,419)	(49,955)
Balance at ending	870,326	859,110
Transfer
Accumulated amortization
Balance at beginning	767,168	742,988
Acquisitions through business combinations
Amortization charged for the period	26,139	25,290
Exchange differences	(15,908)	(41,944)
Balance at ending	777,399	726,334
Net book value
Net book value	92,927	132,776
Right-of-use Platform [Member]
Cost
Balance at beginning	673,029
Acquisitions through business combinations		733,311
Additions
Exchange differences	(31,974)
Balance at ending	641,055	733,311
Transfer
Accumulated amortization
Balance at beginning	50,477
Acquisitions through business combinations
Amortization charged for the period	33,582	17,951
Exchange differences	(3,927)
Balance at ending	80,132	17,951
Net book value
Net book value	560,923	715,360
Customer base [Member]
Cost
Balance at beginning	1,042,110
Acquisitions through business combinations		1,120,688
Additions
Exchange differences	(49,509)
Balance at ending	992,601	1,120,688
Transfer
Accumulated amortization
Balance at beginning	405,868
Acquisitions through business combinations
Amortization charged for the period	201,013	129,327
Exchange differences	(28,438)
Balance at ending	578,443	129,327
Net book value
Net book value	414,158	991,361
Technical know-how [Member]
Cost
Balance at beginning	499,344
Acquisitions through business combinations		514,968
Additions
Exchange differences	(23,723)
Balance at ending	475,621	514,968
Transfer
Accumulated amortization
Balance at beginning	28,405
Acquisitions through business combinations
Amortization charged for the period	28,346
Exchange differences	(2,641)
Balance at ending	54,110
Net book value
Net book value	421,511	514,968
Security Surveillance system [Member]
Cost
Balance at beginning	1,360,898
Acquisitions through business combinations		1,102,647
Additions	195,087
Exchange differences	(306,604)
Balance at ending	1,249,381	1,102,647
Transfer
Accumulated amortization
Balance at beginning	612,560
Acquisitions through business combinations		285,433
Amortization charged for the period	63,817
Exchange differences	(286,182)
Balance at ending	390,195	285,433
Net book value
Net book value	859,186	817,214
Assets under construction Cash Management Systems [Member]
Cost
Balance at beginning	194,495
Acquisitions through business combinations
Additions		81,119
Exchange differences	(3,816)	(3,525)
Balance at ending	190,679	77,594
Transfer
Accumulated amortization
Balance at beginning
Acquisitions through business combinations
Amortization charged for the period
Exchange differences
Balance at ending
Net book value
Net book value	190,679	77,594
Assets under construction Intelligent Cloud Platform [Member]
Cost
Balance at beginning	3,000,000
Acquisitions through business combinations
Additions		3,000,000
Exchange differences
Balance at ending	178,118	3,000,000
Transfer	(2,821,882)
Accumulated amortization
Balance at beginning
Acquisitions through business combinations
Amortization charged for the period
Exchange differences
Balance at ending
Net book value
Net book value	178,118	3,000,000
Intelligent Cloud Platforms [Member]
Cost
Balance at beginning
Acquisitions through business combinations
Additions	1,597,754
Exchange differences
Balance at ending	4,419,636
Transfer	2,821,882
Accumulated amortization
Balance at beginning
Acquisitions through business combinations
Amortization charged for the period	182,671
Exchange differences
Balance at ending	182,671
Net book value
Net book value	$ 4,236,965